Apr-26-05 11:12am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-739 P.002/002 F-890

Manager
Securities Operations

[redacted]

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

05048765

1-13251

NYSE Cert NYS

RECD S.E.C.
APR 2 6 2005
083

April 26, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

PROCESSED
MAY 1 0 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, SLM CORPORATION, CPI-Linked Medium Term Notes due March 15, 2017 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A/A received on April 26, 2005. Tentative listing date – April 28, 2005.

Sincerely,